Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Investments Classified by Contractual Maturity Date [Line Items]
2013	¥ 1,446,611
2014	978,111
2015	762,499
2016	517,352
2017	240,294
After five years	64,934
Financial Services Assets Finance Receivables, Noncurrent, Total	2,563,190
Total	¥ 4,009,801